Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000027719 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000027719 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000027719 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000027719 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027719 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027719 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027719 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027719 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027719 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027719 | iShares Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027719 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027719 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027719 | SectorExchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027719 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027719 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027719 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027719 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027719 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000027719 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000027719 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000246257 | iShares Russell Mid-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246257 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246257 | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Principal Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Emerson Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Johnson Controls International PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000246257 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000246257 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000246257 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000246257 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000246257 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000246257 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000246257 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246257 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246257 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027723 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027723 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027723 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027723 | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027723 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027723 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027723 | ROBLOX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027723 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027723 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027723 | Hilton Worldwide Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027723 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027723 | SectorExchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027723 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027723 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000027723 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027723 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000027723 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027723 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000027723 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000027723 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027721 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027721 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027721 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027721 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027721 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027721 | RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027721 | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027721 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027721 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027721 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027721 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000027721 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027721 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000027721 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000027721 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000027721 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000027721 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027721 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000027721 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027721 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027729 | U.S. Govt.
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000027729 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027729 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027729 | AA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000027729 | A
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000027729 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000027729 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027729 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027729 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027729 | AssetExchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027729 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027729 | AssetInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027729 | AssetMunicipal Bond Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027729 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000027729 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000027729 | AssetMortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000027729 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000027717 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027717 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027717 | AA
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000027717 | A
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000027717 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027717 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027717 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027717 | SectorPower
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027717 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027717 | SectorWater/sewer
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000027717 | SectorLimited Tax
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000027717 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000027717 | SectorLease
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000027717 | SectorGeneral Obligations
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000027715 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027715 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027715 | AA
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000027715 | A
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000027715 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027715 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027715 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027715 | SectorPower
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027715 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027715 | SectorLimited Tax
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027715 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000027715 | SectorLease
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000027715 | SectorGeneral Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000027715 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027715 | SectorSingle Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027733 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027733 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027733 | AA
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000027733 | A
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000027733 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027733 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027733 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000027733 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027733 | SectorLimited Tax
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000027733 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000027733 | SectorLease
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027733 | SectorGeneral Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000027733 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027733 | SectorSingle Family Housing
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027733 | SectorStudent
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027731 | U.S. Govt.
Holdings [Line Items]
Percent of Net Asset Value	82.80%
C000027731 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027731 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027731 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027731 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027731 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027731 | AssetInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027731 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027731 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000027731 | AssetMortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.00%